Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	Columbia ETF Trust
Central Index Key	0001415845
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

Columbia Large Cap Growth ETF (the Fund)

Supplement dated March 1, 2013

to the Prospectus and Statement of Additional Information dated March 1, 2013

From March 1, 2013 to March 24, 2013, all references to Columbia Large Cap Growth ETF in the Fund's Prospectus and Statement of Additional Information are hereby replaced with "Columbia Growth Equity Strategy Fund."

In addition, from March 1, 2013 to March 24, 2013, the information under the captions "Principal Investment Strategies" in the "Fund Summary" section and "Principal Investment Strategies" in the "More Information About the Fund" is hereby deleted and replaced with the following information:

Columbia Growth Equity Strategy Fund ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the investment manager believes have above-average growth prospects. The ETF invests substantially in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $418 million and $498 billion as of December 31, 2012). The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF's portfolio. The investment manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The investment manager may sell a security when the security's price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF's investment strategy may involve the frequent trading of portfolio securities. This may cause the ETF to incur higher transaction costs (which may adversely affect the ETF's performance) and may increase taxable distributions for shareholders.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	cetft3_SupplementTextBlock

Columbia Large Cap Growth ETF (the Fund)

Supplement dated March 1, 2013

to the Prospectus and Statement of Additional Information dated March 1, 2013

From March 1, 2013 to March 24, 2013, all references to Columbia Large Cap Growth ETF in the Fund's Prospectus and Statement of Additional Information are hereby replaced with "Columbia Growth Equity Strategy Fund."

In addition, from March 1, 2013 to March 24, 2013, the information under the captions "Principal Investment Strategies" in the "Fund Summary" section and "Principal Investment Strategies" in the "More Information About the Fund" is hereby deleted and replaced with the following information:

Columbia Growth Equity Strategy Fund ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the investment manager believes have above-average growth prospects. The ETF invests substantially in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $418 million and $498 billion as of December 31, 2012). The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF's portfolio. The investment manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The investment manager may sell a security when the security's price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF's investment strategy may involve the frequent trading of portfolio securities. This may cause the ETF to incur higher transaction costs (which may adversely affect the ETF's performance) and may increase taxable distributions for shareholders.

Columbia Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetft3_SupplementTextBlock

Columbia Large Cap Growth ETF (the Fund)

Supplement dated March 1, 2013

to the Prospectus and Statement of Additional Information dated March 1, 2013

From March 1, 2013 to March 24, 2013, all references to Columbia Large Cap Growth ETF in the Fund's Prospectus and Statement of Additional Information are hereby replaced with "Columbia Growth Equity Strategy Fund."

In addition, from March 1, 2013 to March 24, 2013, the information under the captions "Principal Investment Strategies" in the "Fund Summary" section and "Principal Investment Strategies" in the "More Information About the Fund" is hereby deleted and replaced with the following information:

Columbia Growth Equity Strategy Fund ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the investment manager believes have above-average growth prospects. The ETF invests substantially in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $418 million and $498 billion as of December 31, 2012). The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF's portfolio. The investment manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The investment manager may sell a security when the security's price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF's investment strategy may involve the frequent trading of portfolio securities. This may cause the ETF to incur higher transaction costs (which may adversely affect the ETF's performance) and may increase taxable distributions for shareholders.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2013